Income Tax (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Effective income tax rate	37.00%	32.30%	29.90%
Effective Income Tax Rate Continuing Operations Change	4.70%
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 100	$ 100
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	100	100
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	1,891	1,861
Deferred Income Tax Asset, Net	0	0
Deferred Tax Assets, Net, Noncurrent	0	$ 12,897
Deferred Income Taxes, Net	$ 4,181
Change in other items	2.20%
Permanent difference change	2.60%
New York [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 900
Expiration Date	Dec. 31, 2032
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 1,200
Expiration Date	Dec. 31, 2027
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 1,700
Expiration Date	Dec. 31, 2032